Stock Incentive Plan (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2009
Outstanding, Beginning Balance	132,000
Vested	0
Exercised	0
Forfeited	0
Expired	0
Outstanding, Ending Balance	132,000
Weighted Average Exercise Price, Beginning Balance	$ 41.25
Weighted Average Exercise Price, Ending Balance	$ 41.25
Exercisable, Beginning Balance	12,000
Exercisable, Ending Balance	12,000
Class A Warrants [Member]
Exercised	0
Expired	0
Exercisable, Beginning Balance	0
Exercisable, Ending Balance	0
Class W Warrants [Member]
Exercised	0
Expired	0
Exercisable, Beginning Balance	0
Exercisable, Ending Balance	0
Class Z Warrants [Member]
Exercised	0
Expired	0
Exercisable, Beginning Balance	0
Exercisable, Ending Balance	0
Restricted Stock [Member]
Outstanding, Beginning Balance	120,000
Vested	0
Forfeited	0
Outstanding, Ending Balance	120,000
Exercisable, Beginning Balance	0
Exercisable, Ending Balance	0
Stock Options [Member]
Outstanding, Beginning Balance	12,000
Vested	0
Forfeited	0	22,000
Expired	0
Outstanding, Ending Balance	12,000
Weighted Average Exercise Price, Beginning Balance	$ 41.25
Weighted Average Exercise Price, Ending Balance	$ 41.25
Exercisable, Beginning Balance	12,000
Exercisable, Ending Balance	12,000